Segment Revenue (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenue	$ 22,180	$ 21,729	$ 26,470	$ 23,201	$ 23,382	$ 20,403	$ 24,519	$ 18,529	$ 93,580	$ 86,833	$ 77,849
Reportable Segments | Productivity and Business Processes
Segment Reporting Information [Line Items]
Revenue									26,431	26,972	25,776
Reportable Segments | Intelligent Cloud
Segment Reporting Information [Line Items]
Revenue									23,715	21,732	19,747
Reportable Segments | More Personal Computing
Segment Reporting Information [Line Items]
Revenue									42,953	38,407	31,951
Corporate and Other
Segment Reporting Information [Line Items]
Revenue									$ 481	$ (278)	$ 375